Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Schedule of Deferred Revenue
The movements in NX Gold PMPA deferred revenue during the year ended December 31, 2024 are comprised of the following:

	December 31, 2024	December 31, 2023
Gold ounces delivered(1)	15,917	14,005

Balance, beginning of year	$75,549	$86,055
Advances	3,249	3,544
Accretion expense	2,501	3,032
Amortization of deferred revenue(2)	(18,310)	(17,082)
Balance, end of year	$62,989	$75,549

Current portion	$14,758	$17,159
Non-current portion	48,231	58,390

(1)        During the year ended December 31, 2024, the Company delivered 15,917 ounces of gold (December 31, 2023 - 14,005 ounces) to Royal Gold for average consideration of $473 per ounce (December 31, 2023 - $386 per ounce). At December 31, 2024, a cumulative 45,177 ounces (December 31, 2023 - 29,260 ounces) of gold have been delivered under the NX Gold PMPA.
(2) Amortization of deferred revenue during the year ended December 31, 2024 is net of $3.0 million (December 31, 2023 - $2.5 million) related to change in estimate attributed to advances received and change in life-of-mine production estimates.